RELATED PARTY TRANSACTION (Details Narrative) - USD ($)		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Aug. 12, 2024	Dec. 31, 2023
Proceeds from common stock		$ 0	$ 500,000
Investments		5,691,084			$ 0
AG Bio Life Capital I LP [Member]
Shares issued	600,000
Proceeds from common stock	$ 100,000
Note receivable				$ 522,667
Investments		$ 522,667